Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 219,358	₩ 355,035	₩ 248,376
Finance costs	481,996	605,919	527,401
Derivatives designated as hedging instrument	22,623	(6,573)	(17,460)
Other comprehensive income (loss) for the year, net of taxes	1,529,834	160,776	(23,967)
Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	219,358	355,035	248,376
Finance costs	481,996	605,919	527,401
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss) for the year, net of taxes	1,477,958	(1,145)	(30,362)
Financial assets, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	213,675	233,215	238,535
Finance costs	95,413	66,012	137,463
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss) for the year, net of taxes	1,488,136	4,680	(36,302)
Financial liabilities, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	5,683	121,820	9,841
Finance costs	386,583	539,907	389,938
Financial assets at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	84,582	95,708	127,001
Finance costs	38,798	52,731	114,668
Financial liabilities at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	2,153	121,061	6,717
Finance costs	2,364	115,592	0
Financial liabilities measured at amortised cost [Member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	3,530	759	3,124
Finance costs	384,219	424,315	389,938
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at FVOCI	1,465,513	11,253	(18,842)
Financial assets at FVOCI [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	56,199	30,993	39,681
Finance costs	23,356	0	0
Financial assets at amortised cost, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	72,894	106,514	69,373
Finance costs	33,259	13,281	22,795
Derivatives designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Derivatives designated as hedging instrument	12,445	(12,398)	(11,520)
Derivatives designated as hedging instrument [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income			2,480
Finance costs			0
Derivatives designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Derivatives designated as hedging instrument	₩ 10,178	₩ 5,825	₩ (5,940)